Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by SEC rules, we are providing the information below about the relationship between executive compensation, as computed in accordance with SEC rules, and certain measures of the Company’s financial performance. For further information concerning the Company’s pay for performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, please see the “Compensation Discussion and Analysis” section of this proxy statement.
Pay versus Performance Table
Fiscal Year	Summary Compensation Table Total for PEO 1(1)(2)	Compensation Actually Paid to PEO 1(1)(3)(5)	Summary Compensation Table Total for PEO 2(1)(2)	Compensation Actually Paid to PEO 2(1)(3)(5)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)(5)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions)	Adjusted Revenue(4) (in millions)
							Total Shareholder Return	Peer Group Total Shareholder Return
2022	$15,711,252	$13,495,700	$10,817,028	$16,062,320	$3,375,872	$4,244,343	$171.96	$99.81	$4.6	$1,331.0
2021	$9,723,273	$9,120,882	$0	$0	$2,585,706	$2,613,047	$155.41	$125.43	$16.8	$1,091.9
2020	$7,275,332	$18,855,662	$0	$0	$2,363,796	$5,370,329	$149.32	$130.04	$6.8	$897.0
(1)
During 2022, both Ms. Petrovic and Mr. Hollingshead served as Insulet’s Principal Executive Officer (PEO) for a portion of the year. Ms. Petrovic (“PEO 1”) served as President and Chief Executive Officer in 2020, 2021 and, in 2022, until June 1, 2022. Mr. Hollingshead (“PEO 2”) has served as President and Chief Executive Officer since June 1, 2022.

(2)
These amounts represent compensation set forth in the “Total” column of the Summary Compensation Table for each of our PEOs and an average of the Summary Compensation totals for the following named executive officers (“NEOs”) for the years indicated:

Year	PEO	Non-PEO NEOs
2022	Shacey Petrovic and James Hollingshead	Wayde McMillan, Charles Alpuche, Bret Christensen, Eric Benjamin
2021	Shacey Petrovic	Wayde McMillan, Charles Alpuche, Bret Christensen, Jack Kapples
2020	Shacey Petrovic	Wayde McMillan, Charles Alpuche, Bret Christensen, Dan Manea
(3)
Amounts represent “compensation actually paid” as computed in accordance with SEC rules to each of our PEOs and the average “compensation actually paid”, also as computed in accordance with SEC rules, to the remaining NEOs for the years indicated above. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the executives during the applicable years. For information regarding the decisions made by our Talent and Compensation Committee relating to executive compensation, see the “Compensation Discussion and Analysis” section of this proxy statement.

(4)
Adjusted revenue is Insulet’s self-selected most important financial metric used to determine compensation actually paid in the most recent fiscal year. Adjusted revenue, which is a non-GAAP financial measure, is annual revenue as reported in the Company’s publicly filed financial statements, adjusted to exclude variances attributable to fluctuations in foreign exchange rates (i.e., on a constant currency basis).

(5)
The table below reflects the amounts deducted and added to the Summary Compensation Table total compensation in order to determine compensation actually paid, as defined and computed in accordance with SEC rules.

	2022			2021		2020
	PEO 1 (Shacey Petrovic)	PEO 2 (James Hollingshead)	Average for Non-PEO NEOs	PEO 1	Average for Non-PEO NEOs	PEO 1	Average for Non-PEO NEOs
SCT Total	$15,711,252	$10,817,028	$3,375,872	$9,723,273	$2,585,706	$7,275,332	$2,363,796
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(14,006,004)	$(8,999,878)	$(2,274,727)	$(7,999,379)	$(1,674,745)	$(5,476,105)	$(1,418,526)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(a)	$11,115,887	$14,245,170	$2,984,865	$7,011,866	$1,484,500	$7,347,782	$1,934,038
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(b)	$1,586,091	$0	$450,758	$(692,234)	$(55,242)	$6,876,682	$2,034,349
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	$(911,486)	$0	$(292,425)	$1,077,356	$272,828	$2,831,971	$456,672
Compensation Actually Paid	$13,495,700	$16,062,320	$4,244,343	$9,120,882	$2,613,047	$18,855,662	$5,370,329
a.	Represents the fair value of option awards, RSUs and PSUs granted during the year. The tables below provide the assumptions used to determine fair value.

	Options Granted during the year ended December 31,
	2022	2021	2020
Risk Free Rate	4.0%	1.2%	0.3%
Expected Life	4.3	4.3	4.3 - 4.4
Expected Volatility	46.1%	41.4%	41.4% - 41.8%
Fair Value per Option	$134.65	$88.38	$106.17 - $114.24
Stock Price	$294.39	$266.07	$255.63
	RSUs Granted during the year ended December 31,
	2022	2021	2020
Closing Market Price Per Unit as of December 31,	$294.39	$266.07	$255.63

As of Fiscal Year Ended December 31,	PSUs Granted during Fiscal Year
	Awards Granted	Closing Price per Unit	Performance Unit Payout Assumption
2022	February and June 2022	$294.39	Between Target and Max
2021	February 2021	$266.07	Between Threshold and Target
2020	February 2020	$255.63	Approximates Target
b.	Represents the fair value of option awards, RSUs and PSUs outstanding and unvested granted in prior fiscal years. The tables below provide the assumptions used to determine fair value:

	Options Outstanding and Unvested Granted in Prior Fiscal Years for year ended December 31,
	2022	2021	2020
Risk Free Rate	4.1% - 4.2%	0.9% - 1.1%	0.2%
Expected Life	2.9 - 3.8	2.9 - 3.8	2.9 - 3.8
Expected Volatility	46.6% - 48.9%	41.1% - 42.9%	40.7% - 42.4%
Fair Value per Option	$123.61 - $216.02	$113.12 - $194.97	$169.72 - $213.21
Stock Price	$294.39	$266.07	$255.63

	RSUs Outstanding and Unvested Granted in Prior Fiscal Years for the year ended December 31,
	2022	2021	2020
Closing Market Price Per Unit as of December 31,	$294.39	$266.07	$255.63

As of Fiscal Year Ended December 31,	PSUs Outstanding and Unvested Granted in Prior Fiscal Year
	Awards Granted	Closing Price per Unit	Performance Unit Payout Assumption
2022	February 2021	$294.39	Between Threshold and Target
2022	February 2020	$294.39	84%
2021	February 2020	$266.07	Between Threshold and Target
2021	February 2019	$266.07	100%
2020	February 2019	$255.63	Approximates Target
2020	February 2018	$255.63	154%
c.	Represents the fair value of option awards, RSUs and PSUs vested during the fiscal year granted in prior fiscal years. The tables below provide the assumptions used to determine fair value.

Options Vested Granted in Prior Fiscal Year during the year ended December 31,
	2022	2021	2020
Risk Free Rate	1.8% - 1.9%	0.2% - 0.8%	0.2% - 1.4%
Expected Life	2.8 - 4.2	2.8 - 4.2	2.8 - 4.2
Expected Volatility	42.2% - 45.0%	40.6% - 44.5%	37.1% - 42.4%
Fair Value per Option	$75.01 - $180.07	$123.83 - $243.04	$102.16 - $219.50
Stock Price	$240.81 - $262.37	$232.42 - $314.85	$180.01 - $265.24

	RSUs Vested Granted in Prior Fiscal Year during the year ended December 31,
	2022	2021	2020
Closing Market Price Per Unit as of December 31,	$240.81 - $266.07	$255.63 - $289.77	$169.77 - $212.32

As of Fiscal Year Ended December 31,	PSUs Vested Granted in Prior Fiscal Year
	Awards Granted	Closing Price per Unit	Performance Unit Payout
2022	February 2019	$234.18	100%
2021	February 2018	$279.69	154%
2020	May 2017	$182.63	200%
2020	February 2017	$212.31	200%

Company Selected Measure Name			Adjusted revenue
Named Executive Officers, Footnote [Text Block]
(2)
These amounts represent compensation set forth in the “Total” column of the Summary Compensation Table for each of our PEOs and an average of the Summary Compensation totals for the following named executive officers (“NEOs”) for the years indicated:

Year	PEO	Non-PEO NEOs
2022	Shacey Petrovic and James Hollingshead	Wayde McMillan, Charles Alpuche, Bret Christensen, Eric Benjamin
2021	Shacey Petrovic	Wayde McMillan, Charles Alpuche, Bret Christensen, Jack Kapples
2020	Shacey Petrovic	Wayde McMillan, Charles Alpuche, Bret Christensen, Dan Manea

Adjustment To PEO Compensation, Footnote [Text Block]
(5)
The table below reflects the amounts deducted and added to the Summary Compensation Table total compensation in order to determine compensation actually paid, as defined and computed in accordance with SEC rules.

	2022			2021		2020
	PEO 1 (Shacey Petrovic)	PEO 2 (James Hollingshead)	Average for Non-PEO NEOs	PEO 1	Average for Non-PEO NEOs	PEO 1	Average for Non-PEO NEOs
SCT Total	$15,711,252	$10,817,028	$3,375,872	$9,723,273	$2,585,706	$7,275,332	$2,363,796
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(14,006,004)	$(8,999,878)	$(2,274,727)	$(7,999,379)	$(1,674,745)	$(5,476,105)	$(1,418,526)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(a)	$11,115,887	$14,245,170	$2,984,865	$7,011,866	$1,484,500	$7,347,782	$1,934,038
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(b)	$1,586,091	$0	$450,758	$(692,234)	$(55,242)	$6,876,682	$2,034,349
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	$(911,486)	$0	$(292,425)	$1,077,356	$272,828	$2,831,971	$456,672
Compensation Actually Paid	$13,495,700	$16,062,320	$4,244,343	$9,120,882	$2,613,047	$18,855,662	$5,370,329
a.	Represents the fair value of option awards, RSUs and PSUs granted during the year. The tables below provide the assumptions used to determine fair value.

	Options Granted during the year ended December 31,
	2022	2021	2020
Risk Free Rate	4.0%	1.2%	0.3%
Expected Life	4.3	4.3	4.3 - 4.4
Expected Volatility	46.1%	41.4%	41.4% - 41.8%
Fair Value per Option	$134.65	$88.38	$106.17 - $114.24
Stock Price	$294.39	$266.07	$255.63
	RSUs Granted during the year ended December 31,
	2022	2021	2020
Closing Market Price Per Unit as of December 31,	$294.39	$266.07	$255.63

As of Fiscal Year Ended December 31,	PSUs Granted during Fiscal Year
	Awards Granted	Closing Price per Unit	Performance Unit Payout Assumption
2022	February and June 2022	$294.39	Between Target and Max
2021	February 2021	$266.07	Between Threshold and Target
2020	February 2020	$255.63	Approximates Target
b.	Represents the fair value of option awards, RSUs and PSUs outstanding and unvested granted in prior fiscal years. The tables below provide the assumptions used to determine fair value:

	Options Outstanding and Unvested Granted in Prior Fiscal Years for year ended December 31,
	2022	2021	2020
Risk Free Rate	4.1% - 4.2%	0.9% - 1.1%	0.2%
Expected Life	2.9 - 3.8	2.9 - 3.8	2.9 - 3.8
Expected Volatility	46.6% - 48.9%	41.1% - 42.9%	40.7% - 42.4%
Fair Value per Option	$123.61 - $216.02	$113.12 - $194.97	$169.72 - $213.21
Stock Price	$294.39	$266.07	$255.63

	RSUs Outstanding and Unvested Granted in Prior Fiscal Years for the year ended December 31,
	2022	2021	2020
Closing Market Price Per Unit as of December 31,	$294.39	$266.07	$255.63

As of Fiscal Year Ended December 31,	PSUs Outstanding and Unvested Granted in Prior Fiscal Year
	Awards Granted	Closing Price per Unit	Performance Unit Payout Assumption
2022	February 2021	$294.39	Between Threshold and Target
2022	February 2020	$294.39	84%
2021	February 2020	$266.07	Between Threshold and Target
2021	February 2019	$266.07	100%
2020	February 2019	$255.63	Approximates Target
2020	February 2018	$255.63	154%
c.	Represents the fair value of option awards, RSUs and PSUs vested during the fiscal year granted in prior fiscal years. The tables below provide the assumptions used to determine fair value.

Options Vested Granted in Prior Fiscal Year during the year ended December 31,
	2022	2021	2020
Risk Free Rate	1.8% - 1.9%	0.2% - 0.8%	0.2% - 1.4%
Expected Life	2.8 - 4.2	2.8 - 4.2	2.8 - 4.2
Expected Volatility	42.2% - 45.0%	40.6% - 44.5%	37.1% - 42.4%
Fair Value per Option	$75.01 - $180.07	$123.83 - $243.04	$102.16 - $219.50
Stock Price	$240.81 - $262.37	$232.42 - $314.85	$180.01 - $265.24

	RSUs Vested Granted in Prior Fiscal Year during the year ended December 31,
	2022	2021	2020
Closing Market Price Per Unit as of December 31,	$240.81 - $266.07	$255.63 - $289.77	$169.77 - $212.32

As of Fiscal Year Ended December 31,	PSUs Vested Granted in Prior Fiscal Year
	Awards Granted	Closing Price per Unit	Performance Unit Payout
2022	February 2019	$234.18	100%
2021	February 2018	$279.69	154%
2020	May 2017	$182.63	200%
2020	February 2017	$212.31	200%

Non-PEO NEO Average Total Compensation Amount			$ 3,375,872	$ 2,585,706	$ 2,363,796
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,244,343	2,613,047	5,370,329
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
The table below reflects the amounts deducted and added to the Summary Compensation Table total compensation in order to determine compensation actually paid, as defined and computed in accordance with SEC rules.

	2022			2021		2020
	PEO 1 (Shacey Petrovic)	PEO 2 (James Hollingshead)	Average for Non-PEO NEOs	PEO 1	Average for Non-PEO NEOs	PEO 1	Average for Non-PEO NEOs
SCT Total	$15,711,252	$10,817,028	$3,375,872	$9,723,273	$2,585,706	$7,275,332	$2,363,796
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(14,006,004)	$(8,999,878)	$(2,274,727)	$(7,999,379)	$(1,674,745)	$(5,476,105)	$(1,418,526)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(a)	$11,115,887	$14,245,170	$2,984,865	$7,011,866	$1,484,500	$7,347,782	$1,934,038
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(b)	$1,586,091	$0	$450,758	$(692,234)	$(55,242)	$6,876,682	$2,034,349
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	$(911,486)	$0	$(292,425)	$1,077,356	$272,828	$2,831,971	$456,672
Compensation Actually Paid	$13,495,700	$16,062,320	$4,244,343	$9,120,882	$2,613,047	$18,855,662	$5,370,329
a.	Represents the fair value of option awards, RSUs and PSUs granted during the year. The tables below provide the assumptions used to determine fair value.

	Options Granted during the year ended December 31,
	2022	2021	2020
Risk Free Rate	4.0%	1.2%	0.3%
Expected Life	4.3	4.3	4.3 - 4.4
Expected Volatility	46.1%	41.4%	41.4% - 41.8%
Fair Value per Option	$134.65	$88.38	$106.17 - $114.24
Stock Price	$294.39	$266.07	$255.63
	RSUs Granted during the year ended December 31,
	2022	2021	2020
Closing Market Price Per Unit as of December 31,	$294.39	$266.07	$255.63

As of Fiscal Year Ended December 31,	PSUs Granted during Fiscal Year
	Awards Granted	Closing Price per Unit	Performance Unit Payout Assumption
2022	February and June 2022	$294.39	Between Target and Max
2021	February 2021	$266.07	Between Threshold and Target
2020	February 2020	$255.63	Approximates Target
b.	Represents the fair value of option awards, RSUs and PSUs outstanding and unvested granted in prior fiscal years. The tables below provide the assumptions used to determine fair value:

	Options Outstanding and Unvested Granted in Prior Fiscal Years for year ended December 31,
	2022	2021	2020
Risk Free Rate	4.1% - 4.2%	0.9% - 1.1%	0.2%
Expected Life	2.9 - 3.8	2.9 - 3.8	2.9 - 3.8
Expected Volatility	46.6% - 48.9%	41.1% - 42.9%	40.7% - 42.4%
Fair Value per Option	$123.61 - $216.02	$113.12 - $194.97	$169.72 - $213.21
Stock Price	$294.39	$266.07	$255.63

	RSUs Outstanding and Unvested Granted in Prior Fiscal Years for the year ended December 31,
	2022	2021	2020
Closing Market Price Per Unit as of December 31,	$294.39	$266.07	$255.63

As of Fiscal Year Ended December 31,	PSUs Outstanding and Unvested Granted in Prior Fiscal Year
	Awards Granted	Closing Price per Unit	Performance Unit Payout Assumption
2022	February 2021	$294.39	Between Threshold and Target
2022	February 2020	$294.39	84%
2021	February 2020	$266.07	Between Threshold and Target
2021	February 2019	$266.07	100%
2020	February 2019	$255.63	Approximates Target
2020	February 2018	$255.63	154%
c.	Represents the fair value of option awards, RSUs and PSUs vested during the fiscal year granted in prior fiscal years. The tables below provide the assumptions used to determine fair value.

Options Vested Granted in Prior Fiscal Year during the year ended December 31,
	2022	2021	2020
Risk Free Rate	1.8% - 1.9%	0.2% - 0.8%	0.2% - 1.4%
Expected Life	2.8 - 4.2	2.8 - 4.2	2.8 - 4.2
Expected Volatility	42.2% - 45.0%	40.6% - 44.5%	37.1% - 42.4%
Fair Value per Option	$75.01 - $180.07	$123.83 - $243.04	$102.16 - $219.50
Stock Price	$240.81 - $262.37	$232.42 - $314.85	$180.01 - $265.24

	RSUs Vested Granted in Prior Fiscal Year during the year ended December 31,
	2022	2021	2020
Closing Market Price Per Unit as of December 31,	$240.81 - $266.07	$255.63 - $289.77	$169.77 - $212.32

As of Fiscal Year Ended December 31,	PSUs Vested Granted in Prior Fiscal Year
	Awards Granted	Closing Price per Unit	Performance Unit Payout
2022	February 2019	$234.18	100%
2021	February 2018	$279.69	154%
2020	May 2017	$182.63	200%
2020	February 2017	$212.31	200%

Equity Valuation Assumption Difference, Footnote [Text Block]
a.	Represents the fair value of option awards, RSUs and PSUs granted during the year. The tables below provide the assumptions used to determine fair value.

	Options Granted during the year ended December 31,
	2022	2021	2020
Risk Free Rate	4.0%	1.2%	0.3%
Expected Life	4.3	4.3	4.3 - 4.4
Expected Volatility	46.1%	41.4%	41.4% - 41.8%
Fair Value per Option	$134.65	$88.38	$106.17 - $114.24
Stock Price	$294.39	$266.07	$255.63
	RSUs Granted during the year ended December 31,
	2022	2021	2020
Closing Market Price Per Unit as of December 31,	$294.39	$266.07	$255.63

As of Fiscal Year Ended December 31,	PSUs Granted during Fiscal Year
	Awards Granted	Closing Price per Unit	Performance Unit Payout Assumption
2022	February and June 2022	$294.39	Between Target and Max
2021	February 2021	$266.07	Between Threshold and Target
2020	February 2020	$255.63	Approximates Target
b.	Represents the fair value of option awards, RSUs and PSUs outstanding and unvested granted in prior fiscal years. The tables below provide the assumptions used to determine fair value:

	Options Outstanding and Unvested Granted in Prior Fiscal Years for year ended December 31,
	2022	2021	2020
Risk Free Rate	4.1% - 4.2%	0.9% - 1.1%	0.2%
Expected Life	2.9 - 3.8	2.9 - 3.8	2.9 - 3.8
Expected Volatility	46.6% - 48.9%	41.1% - 42.9%	40.7% - 42.4%
Fair Value per Option	$123.61 - $216.02	$113.12 - $194.97	$169.72 - $213.21
Stock Price	$294.39	$266.07	$255.63

	RSUs Outstanding and Unvested Granted in Prior Fiscal Years for the year ended December 31,
	2022	2021	2020
Closing Market Price Per Unit as of December 31,	$294.39	$266.07	$255.63

As of Fiscal Year Ended December 31,	PSUs Outstanding and Unvested Granted in Prior Fiscal Year
	Awards Granted	Closing Price per Unit	Performance Unit Payout Assumption
2022	February 2021	$294.39	Between Threshold and Target
2022	February 2020	$294.39	84%
2021	February 2020	$266.07	Between Threshold and Target
2021	February 2019	$266.07	100%
2020	February 2019	$255.63	Approximates Target
2020	February 2018	$255.63	154%
c.	Represents the fair value of option awards, RSUs and PSUs vested during the fiscal year granted in prior fiscal years. The tables below provide the assumptions used to determine fair value.

Options Vested Granted in Prior Fiscal Year during the year ended December 31,
	2022	2021	2020
Risk Free Rate	1.8% - 1.9%	0.2% - 0.8%	0.2% - 1.4%
Expected Life	2.8 - 4.2	2.8 - 4.2	2.8 - 4.2
Expected Volatility	42.2% - 45.0%	40.6% - 44.5%	37.1% - 42.4%
Fair Value per Option	$75.01 - $180.07	$123.83 - $243.04	$102.16 - $219.50
Stock Price	$240.81 - $262.37	$232.42 - $314.85	$180.01 - $265.24

	RSUs Vested Granted in Prior Fiscal Year during the year ended December 31,
	2022	2021	2020
Closing Market Price Per Unit as of December 31,	$240.81 - $266.07	$255.63 - $289.77	$169.77 - $212.32

As of Fiscal Year Ended December 31,	PSUs Vested Granted in Prior Fiscal Year
	Awards Granted	Closing Price per Unit	Performance Unit Payout
2022	February 2019	$234.18	100%
2021	February 2018	$279.69	154%
2020	May 2017	$182.63	200%
2020	February 2017	$212.31	200%

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graph compares the compensation actually paid to our PEO(s) and the average of compensation actually paid to our remaining NEOs with the performance of our common stock and the performance of the Nasdaq Healthcare Index (“IXHC”). The total shareholder return (“TSR”) of our stock and the IXHC TSR assume that $100 was invested beginning on December 31, 2019. While IXHC TSR declined over the period presented, our TSR increased along with compensation actually paid (“CAP”).

	12/31/2020	12/31/2021	12/31/2022
Insulet Total Shareholder Return	$149.32	$155.41	$171.96
Peer Group Total Shareholder Return	$130.04	$125.43	$99.81

Compensation Actually Paid vs. Net Income [Text Block]
The following graph compares the compensation actually paid to our PEO(s) and the average of compensation actually paid to our remaining NEOs with our net income. Net income is not a financial measure used by our Talent and Compensation Committee to link compensation actually paid to our NEOs to company performance.

	12/31/2020	12/31/2021	12/31/2022
Net Income (M)	$6.8	$16.8	$4.6

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following graph compares the compensation actually paid to our PEO(s) and the average of compensation actually paid to our remaining NEOs with our adjusted revenue. As noted above, Adjusted Revenue is one of the most important financial measures used to link compensation actually paid to our NEOs to company performance, and is the most heavily weighted measure in the Annual Incentive Plan as well as for our PSUs.

	12/31/2020	12/31/2021	12/31/2022
Adjusted Revenue (M)	$897.0	$1,091.9	$1,331.0

Total Shareholder Return Vs Peer Group [Text Block]
The following graph compares the compensation actually paid to our PEO(s) and the average of compensation actually paid to our remaining NEOs with the performance of our common stock and the performance of the Nasdaq Healthcare Index (“IXHC”). The total shareholder return (“TSR”) of our stock and the IXHC TSR assume that $100 was invested beginning on December 31, 2019. While IXHC TSR declined over the period presented, our TSR increased along with compensation actually paid (“CAP”).

	12/31/2020	12/31/2021	12/31/2022
Insulet Total Shareholder Return	$149.32	$155.41	$171.96
Peer Group Total Shareholder Return	$130.04	$125.43	$99.81

Tabular List [Table Text Block]
Narrative to Pay versus Performance Table
For the fiscal year ended December 31, 2022, the most important (and only) financial performance measures used to link compensation actually paid to our NEOs to company performance were Adjusted Revenue and Adjusted EBIT. As discussed in the “Compensation Discussion and Analysis” section of the proxy statement, these measures are used in our Annual Incentive Plan as well as for our PSUs issued under our Long-Term Equity Incentive Plan. For our 2022 Annual Incentive Plan, we also utilized non-financial strategic measures.

Important Financial Performance Measures
Adjusted Revenue
Adjusted EBIT

Total Shareholder Return Amount			$ 171.96	155.41	149.32
Peer Group Total Shareholder Return Amount			99.81	125.43	130.04
Net Income (Loss)			$ 4,600,000	$ 16,800,000	$ 6,800,000
Company Selected Measure Amount			1,331,000,000	1,091,900,000	897,000,000
PEO Name	Shacey Petrovic	James Hollingshead		Shacey Petrovic	Shacey Petrovic
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Revenue
Non-GAAP Measure Description [Text Block]
(4)
Adjusted revenue is Insulet’s self-selected most important financial metric used to determine compensation actually paid in the most recent fiscal year. Adjusted revenue, which is a non-GAAP financial measure, is annual revenue as reported in the Company’s publicly filed financial statements, adjusted to exclude variances attributable to fluctuations in foreign exchange rates (i.e., on a constant currency basis).

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBIT
Options Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Risk Free Rate			4.00%	1.20%	0.30%
Expected Volatility			46.10%	41.40%
Expected Volatility, Minimum					41.40%
Expected Volatility, Maximum					41.80%
Fair Value Per Option Price (in dollars per share)			$ 134.65	$ 88.38
Fair Value Per Option, Minimum (in dollars per share)					$ 106.17
Fair Value Per Option, Maximum (in dollars per share)					$ 114.24
Expected Life			4 years 3 months 18 days	4 years 3 months 18 days
Expected Life, Minimum					4 years 3 months 18 days
Expected Life, Maximum					4 years 4 months 24 days
Stock Price		$ 294.39	$ 294.39	$ 266.07	$ 255.63
RSUs Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Stock Price		294.39	294.39	266.07	255.63
Awards Granted February and June 2022 [Member]
Pay vs Performance Disclosure [Table]
Stock Price		294.39	$ 294.39
Awards Granted February 2021 [Member]
Pay vs Performance Disclosure [Table]
Stock Price				$ 266.07
Awards Granted February 2020 [Member]
Pay vs Performance Disclosure [Table]
Stock Price					$ 255.63
Options Outstanding and Unvested Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Risk Free Rate					0.20%
Risk Free Rate , Minimum			4.10%	0.90%
Risk Free Rate , Maximum			4.20%	1.10%
Expected Volatility, Minimum			46.60%	41.10%	40.70%
Expected Volatility, Maximum			48.90%	42.90%	42.40%
Fair Value Per Option, Minimum (in dollars per share)			$ 123.61	$ 113.12	$ 169.72
Fair Value Per Option, Maximum (in dollars per share)			$ 216.02	$ 194.97	$ 213.21
Expected Life, Minimum			2 years 10 months 24 days	2 years 10 months 24 days	2 years 10 months 24 days
Expected Life, Maximum			3 years 9 months 18 days	3 years 9 months 18 days	3 years 9 months 18 days
Stock Price		294.39	$ 294.39	$ 266.07	$ 255.63
RSUs Outstanding and Unvested Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Stock Price		294.39	294.39	266.07	255.63
PSUs Outstanding and Unvested Granted February 2021 [Member]
Pay vs Performance Disclosure [Table]
Stock Price		294.39	$ 294.39
PSUs Outstanding and Unvested Granted February 2020 [Member]
Pay vs Performance Disclosure [Table]
Performance Unit Payout Assumption Between Threshold and Target Percentage			84.00%
Stock Price		294.39	$ 294.39	$ 266.07
PSUs Outstanding and Unvested Granted February 2019 [Member]
Pay vs Performance Disclosure [Table]
Performance Unit Payout Assumption Between Threshold Target Percentage				100.00%
Stock Price				$ 266.07	$ 255.63
PSUs Outstanding and Unvested Granted February 2018 [Member]
Pay vs Performance Disclosure [Table]
Performance Unit Payout Assumption Between Approximates Target Percentage					154.00%
Stock Price					$ 255.63
Options Vested Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Risk Free Rate , Minimum			1.80%	0.20%	0.20%
Risk Free Rate , Maximum			1.90%	0.80%	1.40%
Expected Volatility, Minimum			42.20%	40.60%	37.10%
Expected Volatility, Maximum			45.00%	44.50%	42.40%
Fair Value Per Option, Minimum (in dollars per share)			$ 75.01	$ 123.83	$ 102.16
Fair Value Per Option, Maximum (in dollars per share)			$ 180.07	$ 243.04	$ 219.5
Expected Life, Minimum			2 years 9 months 18 days	2 years 9 months 18 days	2 years 9 months 18 days
Expected Life, Maximum			4 years 2 months 12 days	4 years 2 months 12 days	4 years 2 months 12 days
Stock Price, Minimum		240.81	$ 240.81	$ 232.42	$ 180.01
Stock Price, Maximum		262.37	262.37	314.85	265.24
RSUs Vested Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Stock Price, Minimum		240.81	240.81	255.63	169.77
Stock Price, Maximum		266.07	$ 266.07	$ 289.77	$ 212.32
PSUs Vested Granted February 2018 [Member]
Pay vs Performance Disclosure [Table]
Performance Unit Payout Percentage				154.00%
Stock Price				$ 279.69
PSUs Vested Granted February 2019 [Member]
Pay vs Performance Disclosure [Table]
Performance Unit Payout Percentage			100.00%
Stock Price		$ 234.18	$ 234.18
PSUs Vested Granted May 2017 [Member]
Pay vs Performance Disclosure [Table]
Performance Unit Payout Percentage					200.00%
Stock Price					$ 182.63
PSUs Vested Granted February 2017 [Member]
Pay vs Performance Disclosure [Table]
Performance Unit Payout Percentage					200.00%
Stock Price					$ 212.31
Shacey Petrovic [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 15,711,252	$ 9,723,273	$ 7,275,332
PEO Actually Paid Compensation Amount			13,495,700	9,120,882	18,855,662
James Hollingshead [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			10,817,028	0	0
PEO Actually Paid Compensation Amount			16,062,320	0	0
PEO [Member] | Shacey Petrovic [Member] | Grant Date Fair Value of Option Award and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(14,006,004)	(7,999,379)	(5,476,105)
PEO [Member] | Shacey Petrovic [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Award and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			11,115,887	7,011,866	7,347,782
PEO [Member] | Shacey Petrovic [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,586,091	(692,234)	6,876,682
PEO [Member] | Shacey Petrovic [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(911,486)	1,077,356	2,831,971
PEO [Member] | James Hollingshead [Member] | Grant Date Fair Value of Option Award and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(8,999,878)
PEO [Member] | James Hollingshead [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Award and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			14,245,170
PEO [Member] | James Hollingshead [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | James Hollingshead [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Grant Date Fair Value of Option Award and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,274,727)	(1,674,745)	(1,418,526)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Award and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,984,865	1,484,500	1,934,038
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			450,758	(55,242)	2,034,349
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (292,425)	$ 272,828	$ 456,672